Exploration and Evaluation Assets - Impairment Booked for Cash Generating Untis (Details) - Exploration and evaluation assets - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Impairment loss on financial assets	$ 127,861
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	127,861
Conventional CGU
Exploration For And Evaluation Of Mineral Resources [Abstract]
Impairment loss on financial assets	4,000
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	4,000
Peace River CGU
Exploration For And Evaluation Of Mineral Resources [Abstract]
Impairment loss on financial assets	20,000	$ 7,800
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	20,000	$ 7,800
Lloydminster CGU
Exploration For And Evaluation Of Mineral Resources [Abstract]
Impairment loss on financial assets	42,000
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	42,000
Viking CGU
Exploration For And Evaluation Of Mineral Resources [Abstract]
Impairment loss on financial assets	13,000
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	13,000
Eagle Ford CGU
Exploration For And Evaluation Of Mineral Resources [Abstract]
Impairment loss on financial assets	48,861
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on financial assets	$ 48,861